Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

Note 7: Inventories

	December 31,
	2024	2023
	US$’000	US$’000

Raw materials	76	192
Work in progress	58	30
Finished goods	366	501
	500	723

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the write-down of inventories is deemed appropriate. For the years ended December 31, 2024, and 2023, write-down of inventories amounted to US$1,000 and US$(1,000), respectively, which were charged to cost of revenue in consolidated statements of operations and comprehensive income / (loss).

ZHEJIANG TIANLAN
Inventories
Inventories
7.	Inventories

	December 31,
	2024	2023
	RMB’000	RMB’000

Raw materials	676	54
Finished goods	4,032	4,415
	4,708	4,469